UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA       11/14/2012
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:      425,436   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Airline Lease Corp AI Investor AI               00912X302      172      8442 SH  NONE SOLE                    8442 0        0
Airline Lease Corp QIB Investo QIB              00912X302     8788    430805 SH  NONE SOLE                  430805 0        0
Airline Lease Corp RegS Invest RegS             00912X302     1239     60753 SH  NONE SOLE                   60753 0        0
APPLE INC                      COM              37833100      7564     11338 SH  NONE SOLE                   11338 0        0
ALLERGAN INC                   COM              18490102      7478     81651 SH  NONE SOLE                   81651 0        0
AMAZON COM INC                 COM              23135106      7629     29998 SH  NONE SOLE                   29998 0        0
ANDINA ACQUISITION CORP        COM              G0440W100     1921    196000 SH  NONE SOLE                  196000 0        0
ANDINA ACQUISITION CORP        *W EXP 99/99/999 G0440W126       49    196000 SH  NONE SOLE                  196000 0        0
BGS ACQUISITION CORP           SH               G1082J100     1950    199000 SH  NONE SOLE                  199000 0        0
BGS ACQUISITION CORP           *W EXP 03/21/201 G1082J118       36    199000 SH  NONE SOLE                  199000 0        0
BAIDU INC                      SPON ADR REP A   56752108      7719     66038 SH  NONE SOLE                   66038 0        0
EBAY INC                       COM              278642103     7626    157670 SH  NONE SOLE                  157670 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      334      6299 SH  NONE SOLE                    6299 0        0
LAUDER ESTEE COS INC           CL A             518439104     7636    124015 SH  NONE SOLE                  124015 0        0
ENERGYSOLUTIONS INC            COM              292756202      736    269597 SH  NONE SOLE                  269597 0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      780     32800 SH  NONE SOLE                   32800 0        0
ISHARES INC                    MSCI HONG KONG   464286871      470     25800 SH  NONE SOLE                   25800 0        0
ISHARES INC                    MSCI JAPAN       464286848     4241    462476 SH  NONE SOLE                  462476 0        0
ISHARES INC                    MSCI SINGAPORE   464286673      288     21500 SH  NONE SOLE                   21500 0        0
GILEAD SCIENCES INC            COM              375558103     7462    112492 SH  NONE SOLE                  112492 0        0
GOOGLE INC                     CL A             38259P508     7556     10015 SH  NONE SOLE                   10015 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     2678    240000 SH  NONE SOLE                  240000 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     3687    230000 SH  NONE SOLE                  230000 0        0
LOWES COS INC                  COM              548661107     7575    250488 SH  NONE SOLE                  250488 0        0
LULULEMON ATHLETICA INC        COM              550021109     7450    100754 SH  NONE SOLE                  100754 0        0
MASTERCARD INC                 CL A             57636Q104     9747     21588 SH  NONE SOLE                   21588 0        0
MONSANTO CO NEW                COM              61166W101     7648     84021 SH  NONE SOLE                   84021 0        0
MICROSOFT CORP                 COM              594918104     7330    246299 SH  NONE SOLE                  246299 0        0
NAUTILUS MARINE ACQUISIT COR   SHS              Y6255E101     2928    294000 SH  NONE SOLE                  294000 0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119       56    294000 SH  NONE SOLE                  294000 0        0
NETAPP INC                     COM              64110D104     7447    226496 SH  NONE SOLE                  226496 0        0
OCEANEERING INTL INC           COM              675232102     7572    137044 SH  NONE SOLE                  137044 0        0
ORACLE CORP                    COM              68389X105     7674    243921 SH  NONE SOLE                  243921 0        0
PRICELINE COM INC              COM NEW          741503403     7387     11932 SH  NONE SOLE                   11932 0        0
PFIZER INC                     COM              717081103     7473    300715 SH  NONE SOLE                  300715 0        0
QUALCOMM INC                   COM              747525103     7387    118249 SH  NONE SOLE                  118249 0        0
RALPH LAUREN CORP              CL A             751212101     7580     50124 SH  NONE SOLE                   50124 0        0
ROSS STORES INC                COM              778296103     7479    115786 SH  NONE SOLE                  115786 0        0
STARBUCKS CORP                 COM              855244109     7663    151110 SH  NONE SOLE                  151110 0        0
TRIO MERGER CORP               COM              896697109     6867    690000 SH  NONE SOLE                  690000 0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7396    133478 SH  NONE SOLE                  133478 0        0
VIACOM INC NEW                 CL B             92553P201     7399    138066 SH  NONE SOLE                  138066 0        0
VANGUARD INDEX FDS             REIT ETF         922908553    73317   1128498 SH  NONE SOLE                 1128498 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   123496   2960117 SH  NONE SOLE                 2960117 0        0
WELLPOINT INC                  COM              94973V107     7496    129215 SH  NONE SOLE                  129215 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/19/201 97650W157     1030     55000 SH  NONE SOLE                   55000 0        0